American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2019

Strategic Income - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 47.1%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 3.80%, 3/1/45	75,000	83,546
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	61,000	62,010
Automobiles — 1.4%
Ford Motor Co., 4.35%, 12/8/26	200,000	206,624
General Motors Financial Co., Inc., 3.70%, 5/9/23	250,000	257,794
		464,418
Banks — 8.3%
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	161,443
Bank of Montreal, MTN, 2.05%, 11/1/22	240,000	240,949
Bank of Nova Scotia (The), 3.40%, 2/11/24	160,000	167,628
Barclays Bank plc, 5.14%, 10/14/20	100,000	102,100
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	101,245
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	200,000	202,322
CIT Group, Inc., 5.00%, 8/15/22	125,000	132,812
Citigroup, Inc., VRN, 3.52%, 10/27/28	140,000	147,342
Fifth Third BanCorp., 2.375%, 1/28/25	130,000	130,176
HSBC Holdings plc, VRN, 2.63%, 11/7/25	200,000	200,745
JPMorgan Chase & Co., VRN, 2.30%, 10/15/25	100,000	99,877
MUFG Union Bank N.A., 2.10%, 12/9/22	250,000	250,664
PNC Bank N.A., 2.70%, 10/22/29	250,000	249,810
Regions Financial Corp., 3.80%, 8/14/23	150,000	158,785
Royal Bank of Canada, MTN, 3.70%, 10/5/23	160,000	169,134
Toronto-Dominion Bank (The), MTN, 2.65%, 6/12/24	160,000	163,863
Wells Fargo & Co., MTN, VRN, 2.88%, 10/30/30	80,000	80,537
		2,759,432
Biotechnology — 1.5%
AbbVie, Inc., 3.60%, 5/14/25	200,000	211,089
AbbVie, Inc., 3.20%, 11/21/29(1)	70,000	71,255
AbbVie, Inc., 4.25%, 11/21/49(1)	30,000	31,708
Amgen, Inc., 4.66%, 6/15/51	150,000	176,432
		490,484
Building Products — 0.4%
Masco Corp., 4.45%, 4/1/25	100,000	108,904
Standard Industries, Inc., 4.75%, 1/15/28(1)	20,000	20,547
		129,451
Capital Markets — 1.2%
Apollo Management Holdings LP, VRN, 4.95%, 1/14/50(1)	40,000	40,541
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	200,000	203,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	160,000	164,021
		407,562
Chemicals — 0.9%
Ashland LLC, 4.75%, 8/15/22	125,000	130,937

CF Industries, Inc., 4.50%, 12/1/26(1)	86,000	93,622
CF Industries, Inc., 5.15%, 3/15/34	50,000	55,968
		280,527
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24	125,000	128,958
Communications Equipment — 0.2%
CommScope, Inc., 8.25%, 3/1/27(1)	75,000	79,076
Consumer Finance — 1.0%
Discover Financial Services, 3.75%, 3/4/25	75,000	79,399
Springleaf Finance Corp., 5.375%, 11/15/29	60,000	62,739
Synchrony Financial, 2.85%, 7/25/22	200,000	202,446
		344,584
Containers and Packaging — 1.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	210,874
Berry Global, Inc., 5.125%, 7/15/23	100,000	102,874
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	125,000	131,717
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	76,938
		522,403
Diversified Financial Services — 0.2%
Voya Financial, Inc., VRN, 5.65%, 5/15/53	50,000	53,236
Diversified Telecommunication Services — 2.2%
AT&T, Inc., 4.45%, 4/1/24	100,000	108,385
AT&T, Inc., 3.80%, 2/15/27	120,000	127,979
Ooredoo International Finance Ltd., 4.75%, 2/16/21	200,000	206,235
Verizon Communications, Inc., 5.15%, 9/15/23	250,000	277,323
		719,922
Electric Utilities — 0.8%
Commonwealth Edison Co., 3.20%, 11/15/49	10,000	9,953
Exelon Generation Co. LLC, 5.60%, 6/15/42	100,000	114,485
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	130,603
		255,041
Energy Equipment and Services — 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	27,000	27,741
Transocean, Inc., 9.00%, 7/15/23(1)	45,000	47,625
		75,366
Entertainment — 0.5%
Netflix, Inc., 4.875%, 4/15/28	150,000	156,184
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp., 3.375%, 10/15/26	125,000	129,941
Crown Castle International Corp., 5.25%, 1/15/23	195,000	211,854
Equinix, Inc., 5.875%, 1/15/26	100,000	106,311
Essex Portfolio LP, 3.00%, 1/15/30	130,000	131,541
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100,000	105,482
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	130,000	134,144
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	50,000	51,592
		870,865
Food Products — 0.3%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	100,000	106,333
Health Care Providers and Services — 2.1%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	145,000	146,495

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	50,000	52,467
Centene Corp., 4.625%, 12/15/29(1)	40,000	42,228
Cigna Corp., 4.50%, 2/25/26(1)	100,000	109,769
CVS Health Corp., 4.30%, 3/25/28	100,000	109,213
DaVita, Inc., 5.125%, 7/15/24	80,000	82,167
Tenet Healthcare Corp., 8.125%, 4/1/22	150,000	166,204
		708,543
Hotels, Restaurants and Leisure — 1.0%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	50,000	50,218
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	77,719
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	75,000	76,625
International Game Technology plc, 6.25%, 2/15/22(1)	130,000	137,381
		341,943
Household Durables — 1.4%
D.R. Horton, Inc., 2.50%, 10/15/24	150,000	150,138
Lennar Corp., 4.75%, 5/30/25	75,000	80,782
PulteGroup, Inc., 5.50%, 3/1/26	75,000	83,987
Toll Brothers Finance Corp., 3.80%, 11/1/29	150,000	149,066
		463,973
Insurance — 0.5%
American International Group, Inc., 4.50%, 7/16/44	150,000	172,796
IT Services — 1.0%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	125,000	129,318
Global Payments, Inc., 2.65%, 2/15/25	150,000	150,712
Western Union Co. (The), 2.85%, 1/10/25	60,000	60,214
		340,244
Media — 3.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	79,264
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	40,000	44,062
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	20,000	21,052
Comcast Corp., 4.40%, 8/15/35	150,000	175,776
CSC Holdings LLC, 6.75%, 11/15/21	75,000	80,888
DISH DBS Corp., 5.125%, 5/1/20	75,000	75,558
Gray Television, Inc., 5.125%, 10/15/24(1)	125,000	129,948
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	75,000	78,344
TEGNA, Inc., 5.125%, 7/15/20	39,000	39,137
TEGNA, Inc., 5.00%, 9/15/29(1)	100,000	101,875
ViacomCBS, Inc., 3.125%, 6/15/22	150,000	153,159
VTR Finance BV, 6.875%, 1/15/24(2)	200,000	204,917
		1,183,980
Metals and Mining — 1.2%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	76,524
HTA Group Ltd., 9.125%, 3/8/22	200,000	207,038
Steel Dynamics, Inc., 3.45%, 4/15/30	100,000	101,249
		384,811
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	77,981
Oil, Gas and Consumable Fuels — 5.5%
Continental Resources, Inc., 5.00%, 9/15/22	33,000	33,241
Diamondback Energy, Inc., 5.375%, 5/31/25	125,000	131,243

Diamondback Energy, Inc., 3.50%, 12/1/29	50,000	50,972
Enbridge, Inc., 3.125%, 11/15/29	60,000	60,782
Equinor ASA, 3.25%, 11/18/49	60,000	60,455
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	200,000	208,079
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	115,000	146,017
Newfield Exploration Co., 5.375%, 1/1/26	100,000	108,500
ONEOK, Inc., 3.40%, 9/1/29	200,000	203,344
Petroleos Mexicanos, 6.00%, 3/5/20	64,000	64,519
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	248,835
Saudi Arabian Oil Co., 2.75%, 4/16/22	200,000	202,323
Southwestern Energy Co., 4.10%, 3/15/22	75,000	73,617
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	125,000	129,821
Williams Cos., Inc. (The), 4.55%, 6/24/24	75,000	80,957
		1,802,705
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	120,000	124,238
Elanco Animal Health, Inc., 4.27%, 8/28/23	150,000	158,426
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	150,000	150,852
		433,516
Road and Rail — 1.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	206,083
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	23,000	23,470
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	204,009
		433,562
Software — 0.5%
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	150,000	153,273
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	75,000	105,855
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	17,000	17,287
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	40,000	43,387
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	100,000	110,088
Seagate HDD Cayman, 4.25%, 3/1/22	75,000	77,626
		248,388
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	73,967
Trading Companies and Distributors — 0.6%
International Lease Finance Corp., 5.875%, 8/15/22	180,000	196,075
Transportation Infrastructure — 0.6%
DP World plc, 3.25%, 5/18/20	200,000	200,628
Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., 3.70%, 11/15/49	10,000	10,106
Sprint Communications, Inc., 6.00%, 11/15/22	50,000	52,527
VEON Holdings BV, 3.95%, 6/16/21	200,000	203,620
		266,253
TOTAL CORPORATE BONDS (Cost $15,099,376)		15,577,891
U.S. TREASURY SECURITIES — 13.4%
U.S. Treasury Bills, 2.55%, 1/30/20(3)(4)	1,000,000	998,872
U.S. Treasury Notes, 1.25%, 8/31/24	1,200,000	1,176,156

U.S. Treasury Notes, 2.625%, 2/15/29	950,000	1,006,283
U.S. Treasury Notes, 1.625%, 8/15/29	1,300,000	1,265,701
TOTAL U.S. TREASURY SECURITIES (Cost $4,411,334)		4,447,012
COLLATERALIZED LOAN OBLIGATIONS — 8.5%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 4.39%, (3-month LIBOR plus 2.55%), 1/20/33(1)(5)	150,000	150,000
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 4.64%, (3-month LIBOR plus 2.90%), 1/20/32(1)(5)	150,000	150,000
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(1)	150,000	148,359
Atrium XIII, Series 13A, Class B, VRN, 3.43%, (3-month LIBOR plus 1.50%), 11/21/30(1)	150,000	148,909
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(1)	150,000	146,586
CIFC Funding Ltd., Series 2013-2A, Class A2LR, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/18/30(1)	200,000	198,797
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.06%, (3-month LIBOR plus 1.11%), 1/22/31(1)	250,000	249,327
CIFC Funding Ltd., Series 2016-1A, Class BR, VRN, 4.05%, (3-month LIBOR plus 1.95%), 10/21/31(1)	275,000	275,398
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(1)	250,000	247,814
Gilbert Park CLO Ltd., Series 2017-1A, Class B, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/15/30(1)	275,000	272,869
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.66%, (3-month LIBOR plus 1.90%), 1/20/33(1)	150,000	150,187
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.07%, (3-month LIBOR plus 1.07%), 1/18/31(1)	250,000	249,394
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	100,000	100,365
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 4.46%, (3-month LIBOR plus 2.55%), 1/15/33(1)	200,000	200,759
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(1)	125,000	122,823
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,812,108)		2,811,587
ASSET-BACKED SECURITIES — 7.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,155
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	44,975	45,030
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	11,244	11,210
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	5,232	5,210
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	94,992	94,830
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.59%, (1-month LIBOR plus 0.85%), 12/17/36(1)	1,036	1,034
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 12/17/36(1)	150,000	149,986
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.99%, (1-month LIBOR plus 1.25%), 3/17/37(1)	100,000	99,897
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.02%, (1-month LIBOR plus 1.28%), 6/17/37(1)	100,000	100,049
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	191,022	189,686
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	25,170	25,164
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	9,317	9,333
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	44,594	44,594
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	49,818	49,887
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	74,861	74,970
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	199,757	200,846
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(1)	100,000	101,488
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(1)	300,000	304,055
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	250,000	245,987
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(1)	200,000	199,084
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	6,890	6,946
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	11,021	11,017
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	13,342	13,364
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	4,127	4,118
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	186,289	186,188

Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	100,000	102,028
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	30,558	30,497
TOTAL ASSET-BACKED SECURITIES (Cost $2,338,090)		2,331,653
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	33,408	34,095
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	17,604	17,531
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	29,629	30,436
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(1)	99,012	98,815
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.40%, 7/25/37	6,595	6,441
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	22,364	23,142
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 8/25/34	46,705	47,239
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	22,948	23,600
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	17,220	17,327
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	32,263	34,442
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(1)	96,502	96,667
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.36%, 1/25/37	12,199	10,532
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	19,111	19,673
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.11%, 7/25/35	6,485	6,575
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.93%, 11/25/35	42,701	43,233
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	102,325	103,157
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	19,803	19,689
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.28%, 8/25/35	17,021	17,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	6,548	6,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	38,797	38,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	3,228	3,232
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.51%, 10/25/36	7,931	7,986
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.35%, 12/25/36	36,463	36,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	12,211	12,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	4,116	4,194
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	28,598	28,823
		788,350
U.S. Government Agency Collateralized Mortgage Obligations — 2.7%
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.59%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	100,297
FHLMC, Series 2019-DNA1, Class M1, VRN, 2.69%, (1-month LIBOR plus 0.90%), 1/25/49(1)	87,011	87,089
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	676,438	119,980
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	546,108	126,534
FNMA, Series 2017-C05, Class 1M2, VRN, 3.99%, (1-month LIBOR plus 2.20%), 1/25/30	100,000	101,801
FNMA, Series 2017-C06, Class 2M2, VRN, 4.59%, (1-month LIBOR plus 2.80%), 2/25/30	140,353	144,265
FNMA, Series 2017-C07, Class 1M1, VRN, 2.44%, (1-month LIBOR plus 0.65%), 5/25/30	29,038	29,039
FNMA, Series 2018-C01, Class 1M1, VRN, 2.39%, (1-month LIBOR plus 0.60%), 7/25/30	104,180	104,176
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	469,642	93,408
		906,589
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,663,394)		1,694,939
AFFILIATED FUNDS(6) — 4.9%
Emerging Markets Debt Fund R6 Class (Cost $1,523,855)	153,616	1,616,035

EXCHANGE-TRADED FUNDS — 4.0%
iShares iBoxx High Yield Corporate Bond ETF	7,508	660,254
SPDR Bloomberg Barclays High Yield Bond ETF	6,028	660,307
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,308,814)		1,320,561
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	50,000	52,937
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	75,000	82,121
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	26,110
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,164
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	50,000	51,548
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	26,238
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	52,460
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	26,053
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	50,385
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(1)	25,000	25,200
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	250,000	263,224
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	60,000	62,809
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	60,000	63,140
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.03%, 12/15/46	37,000	39,774
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	40,823
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	100,000	104,322
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $976,841)		992,308
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.2%
Egypt — 0.9%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	101,225
Egypt Government International Bond, 6.125%, 1/31/22	200,000	208,526
		309,751
Hungary — 0.7%
Hungary Government International Bond, 6.375%, 3/29/21	200,000	211,077
Oman — 0.6%
Oman Government International Bond, 4.125%, 1/17/23	200,000	205,013
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $698,756)		725,841
PREFERRED STOCKS — 1.0%
Banks — 0.9%
Bank of America Corp., 5.20%	135,000	141,172
JPMorgan Chase & Co., 5.15%	150,000	156,857
		298,029
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., 6.25%	1,400	35,504
TOTAL PREFERRED STOCKS (Cost $314,724)		333,533
BANK LOAN OBLIGATIONS(7) — 0.3%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24	50,000	50,228
Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.55%, (1-month LIBOR plus 2.75%), 12/23/24	19,599	19,662

Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 4.74%, (1-month LIBOR plus 3.00%), 6/2/25	36,425	36,679
TOTAL BANK LOAN OBLIGATIONS (Cost $106,531)		106,569
TEMPORARY CASH INVESTMENTS — 3.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $969,648), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $949,270)		949,199
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $215,318), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $211,008)		211,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	85	85
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,160,284)		1,160,284
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(8) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $215,000)	215,000	215,000
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $32,629,107)		33,333,213
OTHER ASSETS AND LIABILITIES — (0.8)%		(268,719)
TOTAL NET ASSETS — 100.0%		$33,064,494

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	14,031	JPMorgan Chase Bank N.A.	3/18/20	$103
MXN	170,424	USD	8,818	Morgan Stanley	3/18/20	96
						$199

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	5	March 2020	$500,000	$593,047	$(2,238)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $8,773,694, which represented 26.5% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $204,917. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $11,985.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(8)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $215,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	15,577,891	—
U.S. Treasury Securities	—	4,447,012	—
Collateralized Loan Obligations	—	2,811,587	—
Asset-Backed Securities	—	2,331,653	—
Collateralized Mortgage Obligations	—	1,694,939	—
Affiliated Funds	1,616,035	—	—
Exchange-Traded Funds	1,320,561	—	—
Commercial Mortgage-Backed Securities	—	992,308	—
Sovereign Governments and Agencies	—	725,841	—
Preferred Stocks	35,504	298,029	—
Bank Loan Obligations	—	106,569	—
Temporary Cash Investments	85	1,160,199	—
Temporary Cash Investments - Securities Lending Collateral	215,000	—	—
	3,187,185	30,146,028	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	199	—

Liabilities
Other Financial Instruments
Futures Contracts	2,238	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,508	$50	—	$58	$1,616	154	—	$50

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.